Related Party Balances And Transactions - Schedule of the Major Related Parties Balances (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
Related Party Transaction [Line Items]
Amount due to related parties	¥ 2,452	$ 336
Shanghai Fenghe [Member]
Related Party Transaction [Line Items]
Amount due from related parties	2,000		¥ 0
Shanghai China Europe [Member] | Related Party [Member]
Related Party Transaction [Line Items]
Amount due to related parties	¥ 2,452		¥ 0